CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Shareholders' equity - TotalEnergies share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2019		$ 116,778	$ 8,123	$ 121,170	$ (11,503)	$ (1,012)	$ 2,527	$ 119,305
Common shares issued as of the beginning of the period at Dec. 31, 2019			2,601,881,075			(15,474,234)
Consolidated net income		(8,335)		(8,335)			(85)	(8,420)
Other comprehensive income		(3,089)		(1,327)	(1,762)		(38)	(3,127)
Comprehensive income		(11,424)		(9,662)	(1,762)		(123)	(11,547)
Dividend		(3,799)		(3,799)			(76)	(3,875)
Issuance of common shares		374	$ 36	338				374
Issuance of common shares (in shares)			13,179,262
Purchase of treasury shares		(611)				$ (611)		(611)
Purchase of treasury shares (in shares)						(13,236,044)
Sale of treasury shares (in shares)	[1]					3,680
Share-based payments		96		96				96
Payments on perpetual subordinated notes		(143)		(143)				(143)
Other operations with non-controlling interests		(63)		(63)			(7)	(70)
Other items		(3)		(3)			13	10
Equity as of the end of the period at Jun. 30, 2020		101,205	$ 8,159	107,934	(13,265)	$ (1,623)	2,334	103,539
Common shares issued as of the end of the period at Jun. 30, 2020			2,615,060,337			(28,706,598)
Consolidated net income		1,093		1,093			(9)	1,084
Other comprehensive income		4,019		1,006	3,013		338	4,357
Comprehensive income		5,112		2,099	3,013		329	5,441
Dividend		(4,100)		(4,100)			(158)	(4,258)
Issuance of common shares		1,240	$ 108	1,132				1,240
Issuance of common shares (in shares)			38,063,688
Sale of treasury shares	[1]			(236)		$ 236
Sale of treasury shares (in shares)	[1]					4,313,895
Share-based payments		92		92				92
Net issuance (repayment) of perpetual subordinated notes		331		331				331
Payments on perpetual subordinated notes		(165)		(165)				(165)
Other operations with non-controlling interests		(2)		2	(4)		(110)	(112)
Other items		(11)		(11)			(12)	(23)
Equity as of the end of the period at Dec. 31, 2020		103,702	$ 8,267	107,078	(10,256)	$ (1,387)	2,383	106,085
Common shares issued as of the end of the period at Dec. 31, 2020			2,653,124,025			(24,392,703)
Consolidated net income								3,412
Other comprehensive income								(833)
Comprehensive income								2,579
Equity as of the end of the period at Mar. 31, 2021								111,685
Equity as of the beginning of the period at Dec. 31, 2020		103,702	$ 8,267	107,078	(10,256)	$ (1,387)	2,383	106,085
Common shares issued as of the beginning of the period at Dec. 31, 2020			2,653,124,025			(24,392,703)
Consolidated net income		5,550		5,550			161	5,711
Other comprehensive income		(338)		485	(823)		14	(324)
Comprehensive income		5,212		6,035	(823)		175	5,387
Dividend		(4,189)		(4,189)			(63)	(4,252)
Issuance of common shares		381	$ 31	350				381
Issuance of common shares (in shares)			10,589,713
Purchase of treasury shares		(165)				$ (165)		(165)
Purchase of treasury shares (in shares)						(3,636,351)
Sale of treasury shares	[1]			(216)		$ 216
Sale of treasury shares (in shares)	[1]					4,570,220
Share-based payments		61		61				61
Share cancellation			$ (74)	(1,254)		$ 1,328
Share cancellation (in shares)			(23,284,409)			23,284,409
Net issuance (repayment) of perpetual subordinated notes		3,254		3,254				3,254
Payments on perpetual subordinated notes		(184)		(184)				(184)
Other operations with non-controlling interests		20		26	(6)		(20)
Other items		4		6	(2)		5	9
Equity as of the end of the period at Jun. 30, 2021		108,096	$ 8,224	110,967	(11,087)	$ (8)	2,480	110,576
Common shares issued as of the end of the period at Jun. 30, 2021			2,640,429,329			(174,425)
Equity as of the beginning of the period at Mar. 31, 2021								111,685
Consolidated net income								2,299
Other comprehensive income								509
Comprehensive income								2,808
Equity as of the end of the period at Jun. 30, 2021		$ 108,096	$ 8,224	$ 110,967	$ (11,087)	$ (8)	$ 2,480	$ 110,576
Common shares issued as of the end of the period at Jun. 30, 2021			2,640,429,329			(174,425)

[1]	Treasury shares related to the performance share grants.